Offerings	Aug. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.950% Green Senior Unsecured Notes due 2033
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	Calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended ("Securities Act"). For purposes of this calculation, the offering price per note was assumed to be the stated principal amount of each original note that may be received by the registrant in the exchange transaction in which the notes will be offered.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.950% Green Senior Unsecured Notes due 2033
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	2(a) No separate consideration will be received for the guarantees. Each of the Additional Registrants will guarantee the notes being registered. 2(b) Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is payable with respect to the guarantees. The guarantees are not traded separately.